EVENTS AFTER THE REPORTING PERIOD (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	Mar. 22, 2022	Feb. 22, 2022	Feb. 21, 2022	Jan. 26, 2022	Jan. 19, 2022	Dec. 31, 2021
EVENTS AFTER THE REPORTING PERIOD
Final Dividend Payable						¥ 545
Short-term bonds | Issuance of short-term bonds
EVENTS AFTER THE REPORTING PERIOD
Face value			¥ 1,000		¥ 2,000
Par value (RMB per unit)			¥ 100.00		¥ 100.00
Interest rate (as a percent)			2.20%		2.49%
Final Dividend Payable	¥ 545
medium-term bonds | Issuance of medium-term bonds
EVENTS AFTER THE REPORTING PERIOD
Face value		¥ 400		¥ 2,000
Interest rate (as a percent)		2.68%		3.00%